Average Annual Total Returns		12 Months Ended	23 Months Ended
	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI All Cap Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI All Cap Index Net (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.13%	21.09%
SEQUOIA GLOBAL VALUE ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.75%	15.48%
Performance Inception Date	Jan. 17, 2024
SEQUOIA GLOBAL VALUE ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.91%	14.68%
SEQUOIA GLOBAL VALUE ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.48%	11.79%